N-4	Nov. 17, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	Jackson National Separate Account - I
Entity Central Index Key	0000927730
Entity Investment Company Type	N-4
Document Period End Date	Nov. 17, 2023
Amendment Flag	false
Retirement Latitudes (Contracts for sale on and after June 24, 2019) [Member]
Prospectus:
Item 10. Benefits Available (N-4) [Text Block]	In the section titled "BENEFITS AVAILABLE UNDER THE CONTRACTS", in the table titled "Add-On Death Benefits Available For a Fee", in the row titled "Highest Quarterly Anniversary Value GMDB", the cell titled "Brief Description of Restrictions/Limitations" is deleted and replaced with the following:

BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
•Withdrawals could significantly reduce or terminate the benefit.
•Fee may be increased on each 5th Contract Anniversary (opting out will affect the benefit and the Contract).
•May provide value after the Income Date.
•Availability of all add-on death benefits are subject to age limitations.
•Only one add-on death benefit may be elected.

Benefits Available [Table Text Block]

BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
•Withdrawals could significantly reduce or terminate the benefit.
•Fee may be increased on each 5th Contract Anniversary (opting out will affect the benefit and the Contract).
•May provide value after the Income Date.
•Availability of all add-on death benefits are subject to age limitations.
•Only one add-on death benefit may be elected.

Retirement Latitudes (Contracts for sale on and after June 24, 2019) [Member] | Highest Quarterly Anniversary Value GMDB [Member]
Prospectus:
Name of Benefit [Text Block]	Highest Quarterly Anniversary Value GMDB
Brief Restrictions / Limitations [Text Block]
•Withdrawals could significantly reduce or terminate the benefit.
•Fee may be increased on each 5th Contract Anniversary (opting out will affect the benefit and the Contract).
•May provide value after the Income Date.
•Availability of all add-on death benefits are subject to age limitations.
•Only one add-on death benefit may be elected.
Name of Benefit [Text Block]	Highest Quarterly Anniversary Value GMDB
Jackson Advantage [Member]
Prospectus:
Item 10. Benefits Available (N-4) [Text Block]	In the section titled "BENEFITS AVAILABLE UNDER THE CONTRACTS", in the table titled "Add-On Death Benefits Available For a Fee", in the row titled "Highest Quarterly Anniversary Value GMDB", the cell titled "Brief Description of Restrictions/Limitations" is deleted and replaced with the following:

BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
•Withdrawals could significantly reduce or terminate the benefit.
•Fee may be increased on each 5th Contract Anniversary (opting out will affect the benefit and the Contract).
•May provide value after the Income Date.
•Availability of all add-on death benefits are subject to age limitations.
•Only one add-on death benefit may be elected.

Benefits Available [Table Text Block]

BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
•Withdrawals could significantly reduce or terminate the benefit.
•Fee may be increased on each 5th Contract Anniversary (opting out will affect the benefit and the Contract).
•May provide value after the Income Date.
•Availability of all add-on death benefits are subject to age limitations.
•Only one add-on death benefit may be elected.

Jackson Advantage [Member] | Highest Quarterly Anniversary Value GMDB [Member]
Prospectus:
Name of Benefit [Text Block]	Highest Quarterly Anniversary Value GMDB
Brief Restrictions / Limitations [Text Block]
•Withdrawals could significantly reduce or terminate the benefit.
•Fee may be increased on each 5th Contract Anniversary (opting out will affect the benefit and the Contract).
•May provide value after the Income Date.
•Availability of all add-on death benefits are subject to age limitations.
•Only one add-on death benefit may be elected.
Name of Benefit [Text Block]	Highest Quarterly Anniversary Value GMDB
Perspective II (Contracts for sale on and after June 24, 2019) [Member]
Prospectus:
Item 10. Benefits Available (N-4) [Text Block]	In the section titled "BENEFITS AVAILABLE UNDER THE CONTRACTS", in the table titled "Add-On Death Benefits Available For a Fee", in the row titled "Highest Quarterly Anniversary Value GMDB", the cell titled "Brief Description of Restrictions/Limitations" is deleted and replaced with the following:

BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
•Withdrawals could significantly reduce or terminate the benefit.
•Fee may be increased on each 5th Contract Anniversary (opting out will affect the benefit and the Contract).
•May provide value after the Income Date.
•Availability of all add-on death benefits are subject to age limitations.
•Only one add-on death benefit may be elected.

Benefits Available [Table Text Block]

BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
•Withdrawals could significantly reduce or terminate the benefit.
•Fee may be increased on each 5th Contract Anniversary (opting out will affect the benefit and the Contract).
•May provide value after the Income Date.
•Availability of all add-on death benefits are subject to age limitations.
•Only one add-on death benefit may be elected.

Perspective II (Contracts for sale on and after June 24, 2019) [Member] | Highest Quarterly Anniversary Value GMDB [Member]
Prospectus:
Name of Benefit [Text Block]	Highest Quarterly Anniversary Value GMDB
Brief Restrictions / Limitations [Text Block]
•Withdrawals could significantly reduce or terminate the benefit.
•Fee may be increased on each 5th Contract Anniversary (opting out will affect the benefit and the Contract).
•May provide value after the Income Date.
•Availability of all add-on death benefits are subject to age limitations.
•Only one add-on death benefit may be elected.
Name of Benefit [Text Block]	Highest Quarterly Anniversary Value GMDB